Financial Instruments, Derivatives, Guarantees and Concentration of Credit Risk (Details 4) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Pre-tax gains and losses for our energy commodity derivatives not designated as hedging instruments
Net gain	$ 18	$ 4
Revenues [Member]
Pre-tax gains and losses for our energy commodity derivatives not designated as hedging instruments
Net gain	46	37
Costs and Operating Expenses [Member]
Pre-tax gains and losses for our energy commodity derivatives not designated as hedging instruments
Net gain	$ 28	$ 33